Financial instruments and financial risk management (Details 5) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents		$ 71,473	$ 42,980	$ 21,832
Trade receivables	[1]	28,750	20,549
Total Financial assets		100,223	63,529
Credit risk
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents		71,473	42,980
Trade receivables		28,750	20,549
Total Financial assets		$ 100,223	$ 63,529

[1]	Trade receivables exclude sales and income tax receivables.